Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill Disclosure [Text Block]

Note 9 – Goodwill

In connection with the several business acquisitions, we recorded goodwill for the excess of the purchase price over the value assigned to individual assets acquired and liabilities assumed. There have been no changes in goodwill during the year ended December 31, 2011 or 2010.